Long-term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Long-term Debt, by Maturity [Abstract]
June 30, 2016	$ 70,905
June 30, 2017	70,905
June 30, 2018	870,905
June 30, 2019	570,905
June 30, 2020	328,654
June 30, 2021 and thereafter	2,997,000
Total principal payments	4,909,274
Less: Deferred financing costs	(97,623)	$ (100,550)
Total debt	$ 4,811,651	$ 4,372,450